Note 2 - Loans and Allowance for Loan Losses - Loan Portfolio by Risk Rating (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans, gross	$ 2,093,042	$ 2,050,199
Real Estate Portfolio Segment [Member]
Loans, gross	1,929,325	1,911,886
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Loans, gross	511,250	460,692
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member]
Loans, gross	97,104	134,613
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Loans, gross	793,379	701,055
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans, gross	425,185	518,245
Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans, gross	19,268	24,071
Real Estate Portfolio Segment [Member] | Second Mortgages [Member]
Loans, gross	10,760	11,197
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Loans, gross	72,379	62,013
Commercial Portfolio Segment [Member]
Loans, gross	98,265	78,245
Agricultural Installment and Other Portfolio Segment [Member]
Loans, gross	65,452	60,068
Pass [Member]
Loans, gross	2,082,391	2,038,160
Pass [Member] | Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Loans, gross	503,861	452,411
Pass [Member] | Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member]
Loans, gross	97,104	134,613
Pass [Member] | Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Loans, gross	791,610	698,083
Pass [Member] | Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans, gross	424,517	518,123
Pass [Member] | Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans, gross	19,106	23,895
Pass [Member] | Real Estate Portfolio Segment [Member] | Second Mortgages [Member]
Loans, gross	10,458	10,979
Pass [Member] | Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Loans, gross	72,237	61,927
Pass [Member] | Commercial Portfolio Segment [Member]
Loans, gross	98,243	78,206
Pass [Member] | Agricultural Installment and Other Portfolio Segment [Member]
Loans, gross	65,255	59,923
Special Mention [Member]
Loans, gross	3,936	6,111
Special Mention [Member] | Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Loans, gross	2,923	3,949
Special Mention [Member] | Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member]
Loans, gross	0	0
Special Mention [Member] | Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Loans, gross	0	1,690
Special Mention [Member] | Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans, gross	635	64
Special Mention [Member] | Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans, gross	103	112
Special Mention [Member] | Real Estate Portfolio Segment [Member] | Second Mortgages [Member]
Loans, gross	174	179
Special Mention [Member] | Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Loans, gross	0	0
Special Mention [Member] | Commercial Portfolio Segment [Member]
Loans, gross	0	39
Special Mention [Member] | Agricultural Installment and Other Portfolio Segment [Member]
Loans, gross	101	78
Substandard [Member]
Loans, gross	6,715	5,928
Substandard [Member] | Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Loans, gross	4,466	4,332
Substandard [Member] | Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member]
Loans, gross	0	0
Substandard [Member] | Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Loans, gross	1,769	1,282
Substandard [Member] | Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans, gross	33	58
Substandard [Member] | Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans, gross	59	64
Substandard [Member] | Real Estate Portfolio Segment [Member] | Second Mortgages [Member]
Loans, gross	128	39
Substandard [Member] | Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Loans, gross	142	86
Substandard [Member] | Commercial Portfolio Segment [Member]
Loans, gross	22	0
Substandard [Member] | Agricultural Installment and Other Portfolio Segment [Member]
Loans, gross	96	67
Doubtful [Member]
Loans, gross	0	0
Doubtful [Member] | Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Loans, gross	0	0
Doubtful [Member] | Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member]
Loans, gross	0	0
Doubtful [Member] | Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Loans, gross	0	0
Doubtful [Member] | Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans, gross	0	0
Doubtful [Member] | Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans, gross	0	0
Doubtful [Member] | Real Estate Portfolio Segment [Member] | Second Mortgages [Member]
Loans, gross	0	0
Doubtful [Member] | Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Loans, gross	0	0
Doubtful [Member] | Commercial Portfolio Segment [Member]
Loans, gross	0	0
Doubtful [Member] | Agricultural Installment and Other Portfolio Segment [Member]
Loans, gross	$ 0	$ 0